Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2015
Banking and Thrift [Abstract]
Schedule of deposits

September 30,	2015	2014
	(In thousands)
Checking accounts, .15% and under	$2,555,766	$2,331,170
Passbook and statement accounts, .10% and under	700,794	622,546
Insured money market accounts, .01% to .15%	2,564,318	2,536,971
Certificate accounts
Less than 2.00%	4,303,475	4,524,158
2.00% to 2.99%	501,409	602,683
3.00% to 3.99%	5,156	98,610
4.00% to 4.99%	150	146
5.00% to 5.99%	635	644
Total certificates	4,810,825	5,226,241
	$10,631,703	$10,716,928
Certificate maturities are as follows:
September 30,	2015	2014
	(In thousands)
Within 1 year	$2,862,313	$3,147,172
1 to 2 years	1,068,792	999,090
2 to 3 years	321,118	659,867
Over 3 years	558,602	420,112
	$4,810,825	$5,226,241

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2015	2014	2013
	(In thousands)
Checking accounts	$1,036	$1,259	$936
Passbook and statement accounts	660	607	566
Insured money market accounts	3,631	4,574	4,280
Certificate accounts	46,273	52,636	62,669
	51,600	59,076	68,451
Less early withdrawal penalties	(546)	(552)	(548)
	$51,054	$58,524	$67,903

Weighted average interest rate at end of year	0.48%	0.51%	0.69%
Weighted daily average interest rate during the year	0.48%	0.57%	0.75%